Other assets and other liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of Other Assets and Other Liabilities [Abstract]
Disclosure of Other Assets and Other Liabilities Explanatory [Table Text Block]
28.    Other assets and other liabilities

a)    Other assets

	2024	2023
Energy contracts (i)	5,164,402	2,605,389
Other	363,788	261,292
Total	5,528,190	2,866,681
b)    Other liabilities

	2024	2023
Energy contracts (i)	1,012,855	—
Other	67,235	53,804
Total	1,080,090	53,804
(i)Electricity purchase and sale contracts signed through the subsidiary XP Comercializadora de Energia Ltda.